Fair Value Measurements (Details Narrative) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Change in fair value of the contingent consideration	$ 0.7	$ 0.1	$ 1.7	$ 0.2	$ 0.1	$ 1.0
Measurement Input, Discount Rate [Member] | Monte Carlo Simulation Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Payment discount rate	0.060		0.060		0.060